Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation [Roll Forward]
Balance, beginning of period	$ 120	$ 117
Accretion expense	7	7	$ 6
Revisions in estimated cash flows	(3)	(4)
Balance, end of period	$ 124	$ 120	$ 117